Other income and expenses (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other operating income	$ 125,660,284	$ 517,637,711	$ 243,541,206
Turnover tax	438,509	2,889,710	763,442
CVO Receivables [Member] | Milestone One [Member]
IfrsStatementLineItems [Line Items]
Other operating income	22,034,597	26,219,653	22,597,534
CVO Receivables [Member] | Milestone Two [Member]
IfrsStatementLineItems [Line Items]
Other operating income	$ 50,416,556	$ 390,784,218	$ 169,834,622